Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Schedule of undiscounted cash payments

The undiscounted cash payments for the next five years as of December 31, 2025 is:

(In thousands)
2026	1,016
2027	696
2028	143
Total undiscounted payments	1,855
Less: effect of discounting	(117)
Discounted lease liabilities	1,738

Bandwidth purchase commitments
Commitments and contingencies
Schedule of undiscounted cash payments

(In thousands)	December 31, 2025
2026	39